Stock Options: (Details Textual) - USD ($)		1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2014	Nov. 19, 2015	Nov. 17, 2015	Mar. 19, 2015	Jul. 23, 2014	Jul. 16, 2014	Mar. 21, 2014	Jan. 23, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 1.39		$ 1.39		$ 1.41
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											89.34%		90.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.75%		2.23%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.35		$ 0.46	$ 0.86
Employee Benefits and Share-based Compensation									$ 209,641	$ 183,193	$ 414,687	$ 245,015	$ 722,934	$ 1,203,663
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									$ 1,600,000		$ 1,600,000		$ 1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											2 years 4 months 17 days		2 years 9 months 7 days
Director [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.60
Three Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								$ 1.76
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year.
One Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price							$ 2.30
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							20.00%
One Employee [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 1.17
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				20.00%
Chief Executive Officer [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 0.60
Chairman [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	50,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									7,000,000		7,000,000		7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,075,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Description					Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11 per share, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 per share, which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, until the grant is fully vested on July 23, 2018.
Equity Incentive Plan 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					10,000,000
Equity Incentive Plan 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					3,000,000
Equity Incentive Plan 2013 [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		50,000
Equity Incentive Plan 2013 [Member] | One Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%
Equity Incentive Plan 2013 [Member] | President and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		600,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0.60
Equity Incentive Plan 2013 [Member] | Chairman Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		200,000
Equity Incentive Plan 2013 [Member] | Two Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		75,000
Equity Incentive Plan 2013 [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		100,000
Equity Incentive Plan 2013 [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 1.17